Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of reserves and other equity interest

	Share capital	Share premium account	Capital redemption reserve	Merger reserve	Total share capital and capital reserves

At 1 January 2025	4,186	14,031	2,806	27,206	48,229
Profit (loss) for the year	—	—	—	—	—
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	—	—	—	—	—
Cash flow hedges and costs of hedging (including reclassifications)	—	—	—	—	—
Share of items relating to equity-accounted entities, net of tax	—	—	—	—	—
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-employment benefit liability or asset	—	—	—	—	—
Remeasurements of equity investments	—	—	—	—	—
Cash flow hedges that will subsequently be transferred to the balance sheet	—	—	—	—	—
Total comprehensive income	—	—	—	—	—
Dividends	—	—	—	—	—
Cash flow hedges transferred to the balance sheet, net of tax	—	—	—	—	—
Repurchases of ordinary share capital	(44)	—	44	—	—
Share-based payments, net of tax[b]	—	35	—	—	35
Share of equity-accounted entities’ changes in equity, net of tax	—	—	—	—	—
Issue of perpetual hybrid bonds	—	—	—	—	—
Redemption of perpetual hybrid bonds, net of tax	—	—	—	—	—
Payments on perpetual hybrid bonds	—	—	—	—	—
Transactions involving non-controlling interests, net of tax	—	—	—	—	—
At 31 December 2025	4,142	14,066	2,850	27,206	48,264

At 1 January 2024	4,496	13,815	2,496	27,206	48,013
Profit (loss) for the year	—	—	—	—	—
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)[a]	—	—	—	—	—
Cash flow hedges and costs of hedging (including reclassifications)	—	—	—	—	—
Share of items relating to equity-accounted entities, net of tax	—	—	—	—	—
Other	—	—	—	—	—
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-employment benefit liability or asset	—	—	—	—	—
Remeasurements of equity investments	—	—	—	—	—
Cash flow hedges that will subsequently be transferred to the balance sheet	—	—	—	—	—
Total comprehensive income	—	—	—	—	—
Dividends	—	—	—	—	—
Cash flow hedges transferred to the balance sheet, net of tax	—	—	—	—	—
Repurchases of ordinary share capital	(310)	—	310	—	—
Share-based payments, net of tax[b]	—	216	—	—	216
Issue of perpetual hybrid bonds	—	—	—	—	—
Redemption of perpetual hybrid bonds, net of tax	—	—	—	—	—
Payments on perpetual hybrid bonds	—	—	—	—	—
Transactions involving non-controlling interests, net of tax	—	—	—	—	—
At 31 December 2024	4,186	14,031	2,806	27,206	48,229
aIncludes $942 million recycling of cumulative foreign exchange losses from reserves relating to the sale of bp's Türkiye ground fuels business to Petrol Ofisi, offset by movements in Pound
Sterling against the US dollar.
bMovements in treasury shares relate to employee share-based payment plans.
32. Capital and reserves – continued

										$ million
Treasury shares	Foreign currency translation reserve	Investments in equity instruments	Cash flow hedges	Costs of hedging	Total fair value reserves	Profit and loss account	bp shareholders’ equity	Non-controlling interests		Total equity
								Hybrid bonds	Other interest
(9,030)	(2,196)	(3)	(98)	(187)	(288)	22,531	59,246	16,649	2,423	78,318
—	—	—	—	—	—	55	55	799	441	1,295

—	1,804	1	—	—	1	—	1,805	—	115	1,920
—	—	—	122	61	183	—	183	—	—	183
—	—	—	—	—	—	(4)	(4)	—	—	(4)

—	—	—	—	—	—	(166)	(166)	—	—	(166)
—	—	(6)	—	—	(6)	—	(6)	—	—	(6)
—	—	—	5	—	5	—	5	—	—	5
—	1,804	(5)	127	61	183	(115)	1,872	799	556	3,227
—	—	—	—	—	—	(5,087)	(5,087)	—	(524)	(5,611)
—	—	—	(6)	—	(6)	—	(6)	—	—	(6)
(3,558)	—	—	—	—	—	(454)	(4,012)	—	—	(4,012)
3,917	—	—	—	—	—	(2,840)	1,112	—	—	1,112
—	—	—	—	—	—	1	1	—	—	1
—	—	—	—	—	—	—	—	500	—	500
—	—	—	—	—	—	—	—	(1,200)	—	(1,200)
—	(9)	—	—	—	—	—	(9)	(793)	—	(802)
—	—	—	—	—	—	(65)	(65)	—	2,538	2,473
(8,671)	(401)	(8)	23	(126)	(111)	13,971	53,052	15,955	4,993	74,000

(11,323)	(1,920)	38	319	(183)	174	35,339	70,283	13,566	1,644	85,493
—	—	—	—	—	—	381	381	641	207	1,229

—	(276)	(1)	—	—	(1)	—	(277)	—	(87)	(364)
—	—	—	(406)	(4)	(410)	—	(410)	—	—	(410)
—	—	—	—	—	—	(12)	(12)	—	—	(12)
—	—	—	—	—	—	(1)	(1)	—	—	(1)

—	—	—	—	—	—	367	367	—	—	367
—	—	(40)	—	—	(40)	—	(40)	—	—	(40)
—	—	—	(1)	—	(1)	—	(1)	—	—	(1)
—	(276)	(41)	(407)	(4)	(452)	735	7	641	120	768
—	—	—	—	—	—	(5,018)	(5,018)	—	(375)	(5,393)
—	—	—	(10)	—	(10)	—	(10)	—	—	(10)
—	—	—	—	—	—	(7,302)	(7,302)	—	—	(7,302)
2,293	—	—	—	—	—	(1,426)	1,083	—	—	1,083
—	—	—	—	—	—	(22)	(22)	4,352	—	4,330
—	—	—	—	—	—	9	9	(1,300)	—	(1,291)
—	—	—	—	—	—	—	—	(610)	—	(610)
—	—	—	—	—	—	216	216	—	1,034	1,250
(9,030)	(2,196)	(3)	(98)	(187)	(288)	22,531	59,246	16,649	2,423	78,318
32. Capital and reserves – continued

	Share capital	Share premium account	Capital redemption reserve	Merger reserve	Total share capital and capital reserves

At 1 January 2023	4,795	13,692	2,180	27,206	47,873
Profit (loss) for the year	—	—	—	—	—
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	—	—	—	—	—
Cash flow hedges and costs of hedging (including reclassifications)	—	—	—	—	—
Share of items relating to equity-accounted entities, net of tax	—	—	—	—	—
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-employment benefit liability or asset	—	—	—	—	—
Remeasurements of equity investments	—	—	—	—	—
Cash flow hedges that will subsequently be transferred to the balance sheet	—	—	—	—	—
Total comprehensive income	—	—	—	—	—
Dividends	—	—	—	—	—
Cash flow hedges transferred to the balance sheet, net of tax	—	—	—	—	—
Repurchases of ordinary share capital	(316)	—	316	—	—
Share-based payments, net of tax[a]	17	123	—	—	140
Share of equity-accounted entities’ changes in equity, net of tax	—	—	—	—	—
Issue of perpetual hybrid bonds	—	—	—	—	—
Payments on perpetual hybrid bonds	—	—	—	—	—
Transactions involving non-controlling interests, net of tax	—	—	—	—	—
At 31 December 2023	4,496	13,815	2,496	27,206	48,013
aMovements in treasury shares relate to employee share-based payment plans.
32. Capital and reserves – continued

										$ million
Treasury shares	Foreign currency translation reserve	Investments in equity instruments	Cash flow hedges	Costs of hedging	Total fair value reserves	Profit and loss account	bp shareholders’ equity	Non-controlling interests		Total equity
								Hybrid bonds	Other interest
(12,153)	(2,643)	—	(183)	(73)	(256)	34,732	67,553	13,390	2,047	82,990
—	—	—	—	—	—	15,239	15,239	586	55	15,880

—	728	—	—	—	—	—	728	—	26	754
—	—	—	488	(110)	378	—	378	—	—	378
—	—	—	—	—	—	(192)	(192)	—	—	(192)

—	—	—	—	—	—	(1,504)	(1,504)	—	—	(1,504)
—	—	38	—	—	38	—	38	—	—	38
—	—	—	15	—	15	—	15	—	—	15
—	728	38	503	(110)	431	13,543	14,702	586	81	15,369
—	—	—	—	—	—	(4,831)	(4,831)	—	(403)	(5,234)
—	—	—	(1)	—	(1)	—	(1)	—	—	(1)
—	—	—	—	—	—	(8,167)	(8,167)	—	—	(8,167)
830	—	—	—	—	—	(301)	669	—	—	669
—	—	—	—	—	—	1	1	—	—	1
—	—	—	—	—	—	(1)	(1)	176	—	175
—	(5)	—	—	—	—	—	(5)	(586)	—	(591)
—	—	—	—	—	—	363	363	—	(81)	282
(11,323)	(1,920)	38	319	(183)	174	35,339	70,283	13,566	1,644	85,493

Disclosure of pre-tax and tax amounts components of other comprehensive income	The pre-tax amounts of each component of other comprehensive income, and the related amounts of tax, are shown in the table below.

			$ million
			2025
	Pre-tax	Tax	Net of tax
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	1,904	16	1,920
Cash flow hedges (including reclassifications)	160	(38)	122
Costs of hedging (including reclassifications)	61	—	61
Share of items relating to equity-accounted entities, net of tax	(4)	—	(4)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-employment benefit liability or asset	(221)	55	(166)
Remeasurements of equity investments	(6)	—	(6)
Cash flow hedges that will subsequently be transferred to the balance sheet	5	—	5
Other comprehensive income	1,899	33	1,932

			$ million
			2024
	Pre-tax	Tax	Net of tax
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	(288)	(76)	(364)
Cash flow hedges (including reclassifications)	(531)	125	(406)
Costs of hedging (including reclassifications)	(4)	—	(4)
Share of items relating to equity-accounted entities, net of tax	(12)	—	(12)
Other	—	(1)	(1)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-employment benefit liability or asset[a]	(360)	727	367
Remeasurements of equity investments	(47)	7	(40)
Cash flow hedges that will subsequently be transferred to the balance sheet	(1)	—	(1)
Other comprehensive income	(1,243)	782	(461)

			$ million
			2023
	Pre-tax	Tax	Net of tax
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	583	171	754
Cash flow hedges (including reclassifications)	637	(149)	488
Costs of hedging (including reclassifications)	(78)	(32)	(110)
Share of items relating to equity-accounted entities, net of tax	(192)	—	(192)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-employment benefit liability or asset	(2,262)	758	(1,504)
Remeasurements of equity investments	51	(13)	38
Cash flow hedges that will subsequently be transferred to the balance sheet	15	—	15
Other comprehensive income	(1,246)	735	(511)
a2024 includes a $658-million credit in respect of the reduction in the deferred tax liability on defined benefit pension plan surpluses following the reduction in the rate of the authorized surplus payments tax charge in the UK from 35% to 25%.